Label	Element	Value
CR Prospectus | Royce Total Return Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2022

Royce Opportunity Fund

(to be renamed Royce Small-Cap Opportunity Fund effective July 1, 2022)

Royce Special Equity Fund

(to be renamed Royce Small-Cap Special Equity Fund effective July 1, 2022)

Royce Total Return Fund

(to be renamed Royce Small-Cap Total Return Fund effective July 1, 2022)

III.	The Board has approved name and related investment policy changes for Royce Total Return Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Total Return Fund

Royce Total Return Fund will be renamed Royce Small-Cap Total Return Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Total Return Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
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The second sentence of the second paragraph under this heading is deleted in its entirety and replaced with the following:

In addition, the Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances.

May 1, 2022